Fair Value Measurements and Disclosures - Estimated fair values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Securities available-for-sale	$ 58,856	$ 50,428
Securities held-to-maturity	9,003	12,655
Equity Securities, FV-NI	1,009
Mortgage loans held-for-investment	10,546	11,422
Level 1 | Carrying amount
Financial assets:
Cash and cash equivalents	39,371	23,952
Level 1 | Fair value
Financial assets:
Cash and cash equivalents	39,371	23,952
Level 2 | Carrying amount
Financial assets:
Securities available-for-sale	58,856	50,428
Securities held-to-maturity	8,780	12,741
Equity Securities, FV-NI	1,009
Mortgage loans held-for-sale	33,704	37,695
Mortgage loans held-for-investment	10,546	11,422
Financial liabilities:
Deposits	851,168	752,130
Short-term borrowings	123,676	114,300
Long-term debt	3,123	6,238
Subordinated debentures	40,962	9,239
Accrued interest payable	1,088	305
Level 2 | Carrying amount | Forward Commitments
Financial assets:
Derivative asset	6
Financial liabilities:
Derivatives	119	176
Level 2 | Carrying amount | Customer derivatives - Interest rate swaps
Financial assets:
Derivative asset	382	141
Financial liabilities:
Derivatives	431	161
Level 2 | Fair value
Financial assets:
Securities available-for-sale	58,856	50,428
Securities held-to-maturity	9,003	12,655
Equity Securities, FV-NI	1,009
Mortgage loans held-for-sale	33,704	37,695
Mortgage loans held-for-investment	10,546	11,422
Financial liabilities:
Deposits	880,400	744,300
Short-term borrowings	123,678	114,300
Long-term debt	3,123	6,240
Subordinated debentures	40,962	9,396
Accrued interest payable	1,088	305
Level 2 | Fair value | Forward Commitments
Financial assets:
Derivative asset	6
Financial liabilities:
Derivatives	119	176
Level 2 | Fair value | Customer derivatives - Interest rate swaps
Financial assets:
Derivative asset	382	141
Financial liabilities:
Derivatives	431	161
Level 3 | Interest rate lock commitments
Financial assets:
Derivative asset	504
Level 3 | Carrying amount
Financial assets:
Loans receivable, net	954,164	818,631
Restricted investment in bank stock	8,072	7,002
Mortgage servicing rights	446	232
SBA loan servicing rights	337
Accrued interest receivable	3,148	2,889
Level 3 | Carrying amount | Interest rate lock commitments
Financial assets:
Derivative asset	504	310
Financial liabilities:
Derivatives	157	40
Level 3 | Fair value
Financial assets:
Loans receivable, net	973,057	820,512
Restricted investment in bank stock	8,072	7,002
Mortgage servicing rights	446	213
SBA loan servicing rights	337
Accrued interest receivable	3,148	2,889
Level 3 | Fair value | Interest rate lock commitments
Financial assets:
Derivative asset	504	310
Financial liabilities:
Derivatives	$ 157	$ 40